Share-Based Payments - Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of warrants granted	€ 13.20		€ 9.33
Risk-free interest rate	0.12%	0.12%
Share entitlement per options | $ / shares		$ 1		$ 1
Exercise price	€ 24.34
Grant date share fair value	€ 24.95
Expected volatility	64.70%	64.70%
Expected term (in years)	6	6	6	6
Vesting conditions	Service	Service	Service	Service
Vesting period	Graded	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.00%	0.00%
Exercise price			€ 18.68
Grant date share fair value			€ 16.42
Expected volatility			62.80%	62.80%
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.04%	0.04%
Exercise price			€ 27.37
Grant date share fair value			€ 22.48
Expected volatility			63.10%	63.10%